Mortgage Notes Payable, Net - Annual Principal Payments on Mortgage Notes Payable (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 8,271	$ 7,052
2022	76,177	26,891
2023	99,598	55,615
2024	159,733	146,304
2025	30,794	138,676
Thereafter	173,627	177,536
Total principal payments	$ 548,200	$ 552,074